33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 11) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		R$ (18,764)	R$ 18,120
Net assets (liabilities) exposed		922	R$ 712
Probable Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		4,407
Financial liabilities		(5,922)
Net assets (liabilities) exposed		(1,515)
Net effect of fluctuation in IPCA and IGP-M indices		(16)
Probable Scenario [Member] | Forluz Deficit Of Pension Plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(557)
Probable Scenario [Member] | Debt Agreed With Pension Fund [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(573)
Probable Scenario [Member] | Loans, Financings and Debentures [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(4,792)
Possible Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		4,422
Financial liabilities		(5,942)
Net assets (liabilities) exposed		(1,520)
Net effect of fluctuation in IPCA and IGP-M indices		(21)
Possible Scenario [Member] | Forluz Deficit Of Pension Plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(559)
Possible Scenario [Member] | Debt Agreed With Pension Fund [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(575)
Possible Scenario [Member] | Loans, Financings and Debentures [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(4,808)
Remote Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		4,438
Financial liabilities		(5,961)
Net assets (liabilities) exposed		(1,523)
Net effect of fluctuation in IPCA and IGP-M indices		(24)
Remote Scenario [Member] | Forluz Deficit Of Pension Plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(561)
Remote Scenario [Member] | Debt Agreed With Pension Fund [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(577)
Remote Scenario [Member] | Loans, Financings and Debentures [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(4,823)
At Cost [Member] | Forluz Deficit Of Pension Plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(55)
At Cost [Member] | Debt Agreed With Pension Fund [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(566)
At Cost [Member] | Loans, Financings and Debentures [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(473)
Concession Financial Assets Related to Distribution Infrastructure [Member] | Probable Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	[1]	489
Concession Financial Assets Related to Distribution Infrastructure [Member] | Possible Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	[1]	491
Concession Financial Assets Related to Distribution Infrastructure [Member] | Remote Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	[1]	493
Concession Financial Assets Related to Distribution Infrastructure [Member] | At Cost [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	[1]	483
Receivable For Residual Value - Transmission [Member] | Probable Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		2,500
Receivable For Residual Value - Transmission [Member] | Possible Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		2,508
Receivable For Residual Value - Transmission [Member] | Remote Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		2,517
Receivable For Residual Value - Transmission [Member] | At Cost [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		2,468
Concession Grant Fee [Member] | Probable Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		1,298
Concession Grant Fee [Member] | Possible Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		1,302
Concession Grant Fee [Member] | Remote Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		1,306
Concession Grant Fee [Member] | At Cost [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		1,281
Accounts Receivable From Minas Gerais State Government (AFAC) - IGPM Index [Member] | Probable Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		120
Accounts Receivable From Minas Gerais State Government (AFAC) - IGPM Index [Member] | Possible Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		121
Accounts Receivable From Minas Gerais State Government (AFAC) - IGPM Index [Member] | Remote Scenario [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		122
Accounts Receivable From Minas Gerais State Government (AFAC) - IGPM Index [Member] | At Cost [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		R$ 115

[1]	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the regulator (Aneel) after the 4rd tariff review cycle.